Simple Agreements for Future Equity (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Simple Agreements for Future Equity
Schedule of amendment to simple agreement for future equity notes to convert in connection with consummation of business combination

	Outstanding
	Principal	Legacy Oklo
	Balance of	Price Per	Legacy Oklo		Class A Common
	SAFE Notes	Share Upon	Common		Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Exchange Ratio	Closing(1)
Valuation cap $300,000,000	$13,994,800	$22.445945	623,487	6.062	3,779,578
Valuation cap $500,000,000	28,562,200	37.409909	763,496	6.062	4,628,316
	$42,557,000		1,386,983		8,407,894

(1)For further details refer to Note 3.

	Outstanding
	Principal	Legacy Oklo
	Balance of	Price Per	Legacy Oklo		Class A Common
	SAFE Notes	Share Upon	Common		Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Exchange Ratio	Closing
Valuation cap $300,000,000	$13,994,800	$22.445945	623,487	6.062	3,779,578
Valuation cap $500,000,000	28,562,200	37.409909	763,496	6.062	4,628,316
	$42,557,000		1,386,983		8,407,894